Financial Instruments (Securities Repurchase and Reverse Repurchase Arrangements) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Derivative Instrument Detail [Abstract]
Reverse Repurchase Agreements Maturities	90 days
Securities for Reverse Repurchase Agreements	$ 11,300